Revenue - Narrative (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Segment Type Contract Customer	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Number of customers | Customer	2,000,000
Number of customers party to contracts with rate components subject to negotiation (less than) | Customer	24
Revenue earned on contracts in progress in excess of billings	$ 87,520	$ 5,768
Southwest Gas Corporation
Segment Reporting Information [Line Items]
Number of types of services provided to customers | Type	2
Centuri
Segment Reporting Information [Line Items]
Number of types of services provided to customers | Type	3
Number of types of agreements with customers | Type	2
Increases due to amounts billed to customers in excess of revenue earned during the period	$ 30,000
Change in contract liability, revenue recognized	$ 9,600
Number of contracts with original duration more than one year | Contract	15
Gas Operations
Segment Reporting Information [Line Items]
Number of operating segment | Segment	1
Accounting Standards Update 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606 | Centuri
Segment Reporting Information [Line Items]
Revenue earned on contracts in progress in excess of billings	$ 50,600